Exhibit 99

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Dec-07
Determination Date	1/10/2008
Distribution / Payment Date	1/15/2008

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance

Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,525,351,085.77	2,463,113,959.70
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,178,234,916.54	2,135,604,753.87
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	1,945,891,364.24	1,900,178,593.39
Discount Rate	10.000%
LIBOR	5.0275%

					Ending
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor

CARAT Class A-1a	5.366%	315,000,000.00	27,237,481.17	—	0.0000000
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	8,646,819.42	—	0.0000000
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	172,374,072.83	0.9849947
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	472,797,456.91	0.9849947
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	1,927,141,300.59	1,881,428,529.74	0.8157931
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Over collateralization		175,001,422.85	232,343,552.30	235,426,160.48	1.3452814

Total		2,500,008,486.50	2,178,234,916.54	2,135,604,753.87	0.8542390

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount

CARAT Class A-1a	27,237,481.17	117,737.04	86.4681942	0.3737684
CARAT Class A-1b	8,646,819.42	35,019.02	86.4681942	0.3501902
CARAT Class A-2a	2,625,927.17	787,500.00	15.0052981	4.5000000
CARAT Class A-2b	7,202,543.09	1,955,566.67	15.0052981	4.0740972
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,131,097.22	0.0000000	4.0982639
CARAT Class A-4	—	1,672,875.79	0.0000000	4.1304861
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	45,712,770.85	8,151,337.40	19.8211955	3.5344445

COLT 2007-SN1 Secured Notes	45,712,770.85	9,810,535.63	19.6613471	4.2195724

COLT
I. COLLECTIONS

Actual Lease Payments Received					38,106,013.39
Repurchased Contracts — Administrative					656,797.50
Repurchased Contracts — Warranty					—
Sale Proceeds — Early Terminations (Defaults)					3,444,839.80
Pull Ahead Payments — Actual					—
Sale Proceeds — Scheduled Terminations					11,708,758.51
Excess Wear and Excess Mileage Received					53,082.92
Other Recoveries Received					103,802.43
Payment Advance for Current Period					6,361,172.13
Residual Advance for Current Period					42,387.75
Pull Ahead Payment Advance					208,051.38
Prior Period Payment Ahead Applied to Current Period					1,252,798.17
COLT 2007-SN1 Reserve Account Draw					—

Total Collections					61,937,703.98

II. DISTRIBUTIONS

Total Collections					61,937,703.98
Less: Reimbursement of Payment Advance					2,232,766.56
Less: Reimbursement of Residual Advance					—
Less: Reimbursement of Pull Ahead Payment Advance					—
Less: Current Period Payment Ahead Received					551,239.42
Less: Basic COLT Servicing Fee					1,815,195.76
Less: Secured Note Interest Distributable Amount					9,810,535.63
Less: Secured Note Principal Distributable Amount					45,712,770.85
Less: COLT 2007-SN1 Reserve Account Deposit					—
Less: Excess to CARAT Following a CARAT Indenture Event of Default					—
Less: COLT Additional Servicing Fee					1,815,195.76

Excess to be Released to COLT, LLC					—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC					2,232,766.56

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

CARRYOVER SHORTFALL		per $1000
Secured Note Principal Carryover Shortfall	—	—
Secured Note Interest Carryover Shortfall	—	—

	—	—

CARAT
I. COLLECTIONS
Secured Note Interest Distributable Amount		9,810,535.63
Secured Note Principal Distributable Amount		45,712,770.85
Excess from COLT Following a CARAT Indenture Event of Default		—
CARAT Reserve Account Draw		—

Total Collections		55,523,306.48

II. DISTRIBUTIONS
Total Collections		55,523,306.48
Plus: Net Amount Due From Swap Counterparty		—
Less: CARAT Servicing Fee		16,215.76
Less: Net Amount Due to Swap Counterparty		100,242.50
Less: Note holders’ Interest Distributable Amount		8,151,337.40
Less: Swap Termination Payment		—
Less: Note holders’ Principal Distributable Amount		45,712,770.85
Less: CARAT Reserve Account Deposit		—
Less: Swap Termination Payment (to extent not paid above)		—
Less: Certificate holders’ Principal Distributable Amount		—

Excess to the Reserve Account (to be released to CARI)		1,542,739.97

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT
Beginning Balance of Payment Advance		10,823,433.30
Less: Reimbursement of Outstanding Payment Advance		2,232,766.56
Plus: Current Period Payment Advances		6,361,172.13

Ending Balance of Payment Advance		14,951,838.87

Beginning Balance of Residual Advance		7,699.23
Less: Reimbursement of Outstanding Residual Advance		—
Plus: Current Period Residual Advances		42,387.75

Ending Balance of Residual Advance		50,086.98

Beginning Balance of Pull Ahead Payment Advance		1,040,380.84
Less: Reimbursement of Outstanding Pull Ahead Payment Advance
Plus: Current Period Pull Ahead Payment Advances		208,051.38

Ending Balance of Pull Ahead Payment Advance		1,248,432.22

Beginning Balance of Payment Ahead Account		3,455,007.16
Less: Prior Period Payment Ahead Applied to Current Period		1,252,798.17
Plus: Current Period Payment Ahead Received		551,239.42

Ending Balance of Payment Ahead Account		2,753,448.41

COLT 2007-SN1 RESERVE ACCOUNT
Initial Reserve Account Balance		18,750,063.65
Reserve Account Required Amount		18,750,063.65
Beginning Reserve Account Balance		18,750,063.65
Plus: Excess Available		—
Less: Reserve Account Draw Amount to Note holders		—
Less: Reserve Account Draw Amount to Certificate holders		—
Less: Excess Reserve Account Funds to COLT, LLC		—

Ending COLT 2007-SN1 Reserve Account Balance		18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DELINQUENCIES

			# of Contracts	Amount

31-60 Days Delinquent			2,883	61,058,728.22
61-90 Days Delinquent			447	9,808,784.94
Over 90 Days Delinquent			85	2,031,714.38

Total			3,415	72,899,227.54

NET LOSSES ON EARLY TERM DEFAULTS
Aggregate ABS Value of Early Term Defaults				4,542,966.76
Less: Aggregate Sales Proceeds				3,444,839.80
Less: Excess Wear and Excess Mileage Received				—
Less: Other Recoveries				7,856.21

Current Period Net Losses on Early Term Defaults				1,090,270.75

Beginning Cumulative Net Losses on Early Term Defaults				4,775,698.33
Current Period Net Losses				1,090,270.75

Ending Cumulative Net Losses on Early Term Defaults				5,865,969.08

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC
Aggregate ABS Value of Returned Vehicles Sold by GMAC				11,442,094.29
Add: Reimbursement of Outstanding Residual Advance				—
Less: Aggregate Sales Proceeds				11,708,758.51
Less: Pull Ahead Payments				—
Less: Excess Wear and Excess Mileage Received				53,082.92
Less: Other Recoveries				95,946.22

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC				(415,693.36)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC				(6,320,506.21)
Current Period Net Losses/(Gains)				(415,693.36)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC				(6,736,199.57)

POOL STATISTICS

		Initial	Beginning of the Period	End of the Period

Number of Contracts		109,148	103,575	102,755
Discount Rate		10.000%	10.000%	10.000%
Weighted Average Coupon		5.822%	5.829%	5.829%
Weighted Average Original Term		38.29	38.18	38.17
Weighted Average Remaining Term		32.28	24.53	23.57

Number of Units Terminated during the Month Scheduled Terminated				519
Pull Ahead				91
Early Terminations Not Pull Ahead Not Default				28
Early Terminations Default				182

Total Number of Units Terminated during the Month				820

Note: In December there were 138 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.

Prepayment Rate

Month	Prepayment Rate

1	0.35
2	0.37
3	0.45
4	0.49
5	0.48
6	0.70
7	0.56
8	0.48

This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.

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